Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful receivables	$ 36.0	$ 36.5	$ 38.2
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000